Boston Partners Long/Short Equity Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 4.0%
Alphabet, Inc. - Class A (a)	8,390	$1,440,899
DoubleDown Interactive Co. Ltd. - ADR (a)(b)	23,590	234,956
EverQuote, Inc. - Class A (b)	13,967	321,939
Gravity Co. Ltd. - ADR (b)	7,572	488,091
John Wiley & Sons, Inc. - Class A	9,059	354,388
		2,840,273

Consumer Discretionary - 11.5%
Abercrombie & Fitch Co. - Class A (b)	4,311	338,370
Arcos Dorados Holdings, Inc. - Class A (a)	122,949	911,052
CarParts.com, Inc. (b)	212,435	186,497
Carriage Services, Inc. (a)	17,363	755,291
Cavco Industries, Inc. (b)	1,785	773,967
El Pollo Loco Holdings, Inc. (b)	24,170	253,785
Flutter Entertainment PLC (b)	2,422	612,039
Frontdoor, Inc. (b)	17,017	936,105
General Motors Co.	7,398	367,015
Italian Sea Group SPA	36,223	232,965
JD.com, Inc. - Class A	27,286	441,573
Leon's Furniture Ltd.	14,567	292,433
Perdoceo Education Corp. (a)(c)	19,384	659,831
Potbelly Corp. (a)(b)	26,609	283,918
Super Group SGHC Ltd. (a)	129,323	1,130,283
		8,175,124

Consumer Staples - 4.9%
British American Tobacco PLC - ADR (a)	29,670	1,341,084
Coca-Cola Europacific Partners PLC	3,314	304,192
Lifevantage Corp. (c)	19,587	255,610
Lifeway Foods, Inc. (a)(b)	22,292	503,688
PriceSmart, Inc.	5,667	611,923
Turning Point Brands, Inc.	6,951	516,598
		3,533,095

Energy - 3.7%
Canadian Natural Resources Ltd. (a)	23,128	702,398
Coterra Energy, Inc. (c)	11,186	271,932
Peabody Energy Corp. (a)(c)	33,427	439,899
Schlumberger Ltd.	9,164	302,870
Solaris Energy Infrastructure, Inc. (a)(c)	21,370	586,179
South Bow Corp. (c)	12,132	315,432
		2,618,710

Financials - 23.2%
Acadian Asset Management, Inc.	23,619	711,168
American Integrity Insurance Group, Inc. (b)(c)	21,699	359,552
Banco Bilbao Vizcaya Argentaria SA - ADR (a)(c)	53,458	804,008
Bank of America Corp. (a)	18,534	817,905
BGC Group, Inc. - Class A (a)	152,823	1,418,197
Block, Inc. (b)	6,545	404,154
Citigroup, Inc. (a)	12,030	906,100
Crawford & Co. - Class A (a)	17,692	183,820
Fairfax Financial Holdings Ltd. (c)	1,010	1,709,439
Fidelis Insurance Holdings Ltd. (a)	20,064	350,719
Fidelity National Information Services, Inc.	5,918	471,132
Greenlight Capital Re Ltd. - Class A (a)(b)	33,064	477,444
Hamilton Insurance Group Ltd. - Class B (b)	36,776	800,246
Heritage Insurance Holdings, Inc. (a)(b)	21,395	523,536
Intercorp Financial Services, Inc.	10,673	369,393
International General Insurance Holdings Ltd. (a)	18,295	427,005
Jefferies Financial Group, Inc. (a)	4,482	217,825
KB Financial Group, Inc. - ADR	14,036	1,049,191
Lincoln National Corp.	10,472	347,042
Merchants Bancorp	6,836	218,889
Northeast Bank	3,914	328,111
Northeast Community Bancorp, Inc.	12,304	278,317
Oppenheimer Holdings, Inc. - Class A	7,046	460,033
Rithm Capital Corp. (a)	45,515	507,492
Shift4 Payments, Inc. - Class A (b)(c)	4,979	471,959
Stifel Financial Corp. (a)	6,693	630,615
Wells Fargo & Co. (a)	10,639	795,584
Willis Towers Watson PLC	1,447	458,048
		16,496,924

Health Care - 12.0%
AstraZeneca PLC - ADR (c)	9,207	670,546
Bristol-Myers Squibb Co.	11,788	569,125
Catalyst Pharmaceuticals, Inc. (a)(b)	52,042	1,298,968
Centene Corp. (b)	6,228	351,508
Cigna Group (a)	1,464	463,561
Harmony Biosciences Holdings, Inc. (b)	10,525	363,112
HCA Healthcare, Inc. (a)	1,224	466,821
Jazz Pharmaceuticals PLC (b)	5,383	581,741
Johnson & Johnson (a)	5,599	869,021
Lantheus Holdings, Inc. (b)(c)	8,449	638,406
Medtronic PLC (a)	8,255	685,000
Novartis AG - ADR (c)	5,116	592,228
Sandoz Group AG - ADR	6,559	332,148
UnitedHealth Group, Inc.	2,104	635,219
		8,517,404

Industrials - 12.7%
Barrett Business Services, Inc. (a)	21,472	887,331
Brady Corp. - Class A	4,021	280,545
Broadcom, Inc.	4,146	1,003,622
Builders FirstSource, Inc. (a)(b)(c)	3,001	323,148
CACI International, Inc. - Class A (b)(c)	856	366,368
Euroseas Ltd.	8,220	315,073
Everus Construction Group, Inc. (b)	10,134	586,860
Fiverr International Ltd. (b)(c)	22,614	733,146
Galliford Try Holdings PLC	249,946	1,382,908
Lyft, Inc. - Class A (a)(b)	24,339	370,926
NEXTracker, Inc. - Class A (b)	4,987	282,713
Quanta Services, Inc. (a)	1,181	404,563
RCM Technologies, Inc. (b)	12,636	289,238
Sterling Infrastructure, Inc. (a)(b)	6,617	1,244,062
Uber Technologies, Inc. (b)	6,725	565,976
		9,036,479

Information Technology - 18.1%
Adeia, Inc. (a)	53,353	685,053
Check Point Software Technologies Ltd. (b)	1,809	414,044
Cognizant Technology Solutions Corp. - Class A (a)	8,863	717,814
Dell Technologies, Inc. - Class C	5,864	652,487
Hackett Group, Inc. (a)	24,129	591,643
InterDigital, Inc.	4,658	1,011,997
LiveRamp Holdings, Inc. (b)	12,648	412,072
Microchip Technology, Inc.	2,783	161,525
Nice Ltd. - ADR (b)(c)	4,029	668,532
Open Text Corp. (a)(c)	26,178	741,099
Oracle Corp. (a)	2,725	451,069
Photronics, Inc. (a)(b)	36,230	605,403
QUALCOMM, Inc. (a)	1,747	253,665
Rimini Street, Inc. (a)(b)	122,457	373,494
RingCentral, Inc. - Class A (a)(b)	33,569	870,444
Samsung Electronics Co., Ltd.	16,366	664,095
Silicon Motion Technology Corp. - ADR	4,587	280,725
TeamViewer SE (b)(d)	102,044	1,190,000
Telefonaktiebolaget LM Ericsson - ADR (a)(c)	92,358	781,349
Twilio, Inc. - Class A (b)	11,333	1,333,894
		12,860,404

Materials - 3.4%
Ferroglobe PLC (a)	143,804	522,009
Glencore PLC - ADR (a)	41,326	314,491
Mosaic Co.	17,975	649,617
Pan American Silver Corp.	14,144	344,972
Taseko Mines Ltd. (a)(b)(c)	133,318	297,299
Ternium SA - ADR (a)	10,217	279,741
		2,408,129

Real Estate - 3.0%
CTO Realty Growth, Inc.	21,661	398,996
Newmark Group, Inc. - Class A (a)(c)	83,130	915,261
Park Hotels & Resorts, Inc. (a)	41,755	432,582
Pebblebrook Hotel Trust (a)	42,567	390,765
		2,137,604

Utilities - 1.0%
NRG Energy, Inc.	4,582	714,334
TOTAL COMMON STOCKS (Cost $50,561,908)		69,338,480

SHORT-TERM INVESTMENTS - 10.3%		Value
Investments Purchased with Proceeds from Securities Lending - 10.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (e)	7,323,596	7,323,596

Money Market Funds - 0.0%(f)	Shares
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 4.18% (a)(e)	588	588
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 4.09% (a)(e)	587	587
Fidelity Treasury Portfolio - Class I, 4.19% (a)(e)	588	588
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 4.15% (a)(e)	587	587
		2,350
TOTAL SHORT-TERM INVESTMENTS (Cost $7,325,946)		7,325,946

TOTAL INVESTMENTS - 107.8% (Cost $57,887,854)		76,664,426
Liabilities in Excess of Other Assets - (7.8)%		(5,525,343)
TOTAL NET ASSETS - 100.0%		$71,139,083

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of May 31, 2025 is $28,890,464.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $7,165,715.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $1,190,000 or 1.7% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(f)	Represents less than 0.05% of net assets.

Boston Partners Long/Short Equity Fund
Schedule of Securities Sold Short
May 31, 2025 (Unaudited)

COMMON STOCKS - (22.1)%	Shares	Value
Communication Services - (1.4)%
Boston Omaha Corp. - Class A	(12,223)	$(179,678)
Clear Channel Outdoor Holdings, Inc.	(193,522)	(207,069)
CTC Communications Group, Inc. (a)	(98,900)	0
Grindr, Inc.	(8,779)	(214,383)
Ibotta, Inc. - Class A	(4,462)	(223,055)
Lionsgate Studios Corp.	(21,573)	(155,973)
		(980,158)

Consumer Discretionary - (4.5)%
Acushnet Holdings Corp.	(3,717)	(253,648)
Brunello Cucinelli SpA	(1,633)	(201,253)
Brunswick Corp.	(4,105)	(207,795)
Cava Group, Inc.	(2,189)	(177,900)
First Watch Restaurant Group, Inc.	(16,068)	(248,090)
Five Below, Inc.	(2,189)	(255,172)
Floor & Decor Holdings, Inc. - Class A	(3,821)	(273,927)
Goodyear Tire & Rubber Co.	(19,335)	(220,612)
Groupon, Inc.	(14,117)	(411,228)
Kura Sushi USA, Inc. - Class A	(2,278)	(150,485)
Petco Health & Wellness Co., Inc.	(27,594)	(101,270)
Qsound Labs, Inc. (a)	(4,440)	0
QuantumScape Corp.	(26,231)	(104,924)
Rivian Automotive, Inc. - Class A	(19,293)	(280,327)
Shake Shack, Inc., Class A - Class A	(2,145)	(278,400)
		(3,165,031)

Consumer Staples - (2.2)%
Amish Naturals, Inc. (a)	(25,959)	0
Brown-Forman Corp. - Class B	(6,839)	(228,012)
Costco Wholesale Corp.	(279)	(290,210)
Hershey Co.	(1,535)	(246,659)
Lancaster Colony Corp.	(1,374)	(230,008)
Mama's Creations, Inc.	(34,272)	(284,800)
Westrock Coffee Co.	(43,471)	(299,081)
		(1,578,770)

Energy - (0.3)%
Beard Co.	(9,710)	0
Calumet, Inc.	(14,137)	(197,635)
		(197,635)

Financials - (1.7)%
Bakkt Holdings, Inc.	(17,111)	(199,172)
Commonwealth Bank of Australia	(2,560)	(290,480)
Credit Acceptance Corp.	(632)	(301,654)
Nelnet, Inc. - Class A	(1,260)	(146,387)
Remitly Global, Inc.	(13,616)	(290,838)
		(1,228,531)

Health Care - (2.2)%
AirSculpt Technologies, Inc.	(19,748)	(87,089)
ARS Pharmaceuticals, Inc.	(10,924)	(157,633)
BodyTel Scientific, Inc. (a)	(4,840)	(1)
CareView Communications, Inc.	(165,489)	(2,578)
Establishment Labs Holdings, Inc.	(5,919)	(203,732)
LifeStance Health Group, Inc.	(45,054)	(267,621)
PROCEPT BioRobotics Corp.	(5,311)	(308,038)
Stevanato Group SpA	(13,054)	(289,929)
TG Therapeutics, Inc.	(6,390)	(224,353)
		(1,540,974)

Industrials - (3.1)%
Ameresco, Inc. - Class A	(6,243)	(86,029)
Applied Energetics, Inc.	(59,611)	(130,548)
Corporate Resource Services, Inc. (a)	(218,896)	(22)
Driven Brands Holdings, Inc.	(23,231)	(413,976)
DynaMotive Energy Systems Corp. (a)	(72,185)	(7)
Ener1, Inc. (a)	(102,820)	(10)
FTAI Infrastructure, Inc.	(30,307)	(185,176)
Hertz Global Holdings, Inc.	(43,417)	(284,381)
KULR Technology Group, Inc.	(97,511)	(114,088)
NANO Nuclear Energy, Inc.	(5,702)	(171,801)
Redwire Corp.	(24,947)	(356,992)
Richtech Robotics, Inc. - Class B	(126,875)	(293,081)
Sky Harbour Group Corp.	(16,060)	(165,418)
Valence Technology, Inc. (a)	(27,585)	(3)
		(2,201,532)

Information Technology - (5.0)%
Amplitude, Inc. - Class A	(14,999)	(185,838)
ANTs software, Inc. (a)	(10,334)	(1)
Atomera, Inc.	(39,656)	(243,884)
BigBear.ai Holdings, Inc.	(53,028)	(220,597)
Consygen, Inc. (a)	(200)	0
D-Wave Quantum, Inc.	(32,668)	(533,468)
Entegris, Inc.	(2,700)	(185,598)
Evolv Technologies Holdings, Inc.	(58,458)	(319,181)
Interliant, Inc. (a)	(600)	0
IonQ, Inc.	(14,174)	(571,779)
Lightwave Logic, Inc.	(59,044)	(57,863)
MicroVision, Inc.	(156,541)	(172,195)
Nestor, Inc. (a)	(15,200)	(2)
NextNav, Inc.	(27,226)	(341,686)
Samsara, Inc. - Class A	(4,574)	(212,874)
SoundHound AI, Inc. - Class A	(23,581)	(238,404)
Sprout Social, Inc. - Class A	(8,093)	(176,670)
Tiger Telematics, Inc. (a)	(6,510)	0
Tucows, Inc. - Class A	(5,974)	(115,896)
Uni-Pixel, Inc. (a)	(19,665)	(2)
Worldgate Communications, Inc. (a)	(582,655)	(58)
XRiver Corp. (a)	(34,156)	0
		(3,575,996)

Materials - (1.7)%
PureCycle Technologies, Inc.	(30,719)	(292,138)
Radius Recycling, Inc.	(14,133)	(418,478)
TMC the metals co, Inc.	(116,149)	(519,186)
		(1,229,802)
TOTAL COMMON STOCKS (Proceeds $18,058,435)		(15,698,429)

TOTAL SECURITIES SOLD SHORT - (22.1)% (Proceeds $18,058,435)		$(15,698,429)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $(106) or 0.0% of net assets as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Boston Partners Long/Short Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$65,426,939	$3,911,541	$–	$69,338,480
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	7,323,596
Money Market Funds	2,350	–	–	$2,350
Total Investments	$65,429,289	$3,911,541	$–	76,664,426

Liabilities:
Investments:
Common Stocks	$(15,206,590)	$(491,733)	$(106)	$(15,698,429)
Total Investments	$(15,206,590)	$(491,733)	$(106)	$(15,698,429)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,323,596 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.